February 10, 2025

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Retirement Funds, Inc. (“Registrant”)
consisting of the following new series and classes:
 T. Rowe Price Retirement 2070 Fund

T. Rowe Price Retirement 2070 Fund—I Class

T. Rowe Price Retirement 2070 Fund—Advisor Class

T. Rowe Price Retirement 2070 Fund—R Class

T. Rowe Price Retirement Blend 2070 Fund

T. Rowe Price Retirement Blend 2070 Fund—I Class

T. Rowe Price Target 2070 Fund

T. Rowe Price Target 2070 Fund—I Class

T. Rowe Price Target 2070 Fund—Advisor Class (“New Series/Classes”)
File Nos.: 333-92380/811-21149

Dear Mr. Sutcliffe:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 91 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects the addition of three new series: the T. Rowe Price Retirement 2070 Fund, to be offered in an Investor Class, I Class, Advisor Class, and R Class; the T. Rowe Price Retirement Blend 2070 Fund, to be offered in an Investor Class and I Class; and the T. Rowe Price Target 2070 Fund, to be offered in an Investor Class, I Class, and Advisor Class.

We have not yet obtained NASDAQ ticker symbols for the New Series/Classes; however, once they have been received, they will be added to the front covers of the prospectuses and Statement of Additional Information (the “SAI”).

The SAI is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds and the Exchange-Traded funds). Certain changes have been made in the text of the SAI to reflect the addition of the New Series/Classes.

The filing is scheduled to go effective on May 1, 2025.

If you have any questions about this filing, please give me a call at 410-345-6646 or email me at brian.poole@troweprice.com.

Sincerely,

/s/Brian R. Poole
Brian R. Poole

Vice President and Managing Legal Counsel, T. Rowe Price Associates, Inc.